Inventories	6 Months Ended
Jun. 30, 2020
Inventories [Abstract]
Inventories
6.	Inventories:

The amounts in the accompanying interim unaudited consolidated balance sheets are analyzed as follows:

	June 30, 2020	December 31, 2019
Lubricants	608	522
Bunkers	2,756	3,340
Total	3,364	3,862